Offerings - Offering: 1	Nov. 12, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	655,608
Proposed Maximum Offering Price per Unit | $ / shares	319.36
Maximum Aggregate Offering Price	$ 209,374,971
Fee Rate	0.01381%
Amount of Registration Fee	$ 28,915
Offering Note	This registration statement covers the issuance of 655,608 shares of common stock of UnitedHealth Group Incorporated (the “Company”), $0.01 par value per share, issuable upon the exercise of outstanding stock options issued under the Bind Benefits, Inc. 2017 Equity Incentive Plan (the “2017 Plan”). Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement also covers the issuance of any additional shares of Company common stock under the 2017 Plan to prevent dilution resulting from stock splits, stock dividends or similar transactions.